Consolidated Balance Sheets - USD ($) $ in Thousands	Mar. 28, 2015	Dec. 27, 2014	Dec. 28, 2013
Current assets:
Cash	$ 314,980	$ 13,215	$ 14,917
Accounts receivable, net	109,941	141,302	99,337
Costs and estimated earnings in excess of billings	11,836	10,174	10,767
Inventories	133,307	111,553	96,432
Other current assets	17,476	17,172	13,181
Total current assets	587,540	293,416	234,634
Property, plant and equipment, net	948,129	950,601	831,778
Goodwill	415,582	419,270	127,038
Intangible assets, net	16,891	17,647	15,147
Other assets	50,112	48,843	39,197
Total assets	2,018,254	1,729,777	1,247,794
Current liabilities:
Current portion of debt	5,275	5,275	30,220
Current portion of acquisition-related liabilities	22,351	18,402	10,635
Accounts payable	70,840	78,854	72,104
Accrued expenses	81,612	101,496	57,251
Billings in excess of costs and estimated earnings	8,309	8,958	9,263
Total current liabilities	188,387	212,985	179,473
Long-term debt	1,057,418	1,059,642	658,767
Acquisition-related liabilities	36,168	42,736	23,756
Other noncurrent liabilities	97,433	93,691	77,480
Total liabilities	1,379,406	$ 1,409,054	$ 939,476
Commitments and contingencies
Redeemable noncontrolling interest		$ 33,740	$ 24,767
Member's interest:
Member's equity	987,010	518,647	486,896
Accumulated deficit	(327,523)	(217,416)	(198,511)
Accumulated other comprehensive loss	(21,845)	(15,546)	(6,045)
Member's interest	637,642	285,685	282,340
Noncontrolling interest	1,206	1,298	1,211
Total member's interest	638,848	286,983	283,551
Total liabilities, redeemable noncontrolling interest and member's interest	$ 2,018,254	$ 1,729,777	$ 1,247,794